GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

7.    GOODWILL AND INTANGIBLE ASSETS

The following table presents the changes in cost and accumulated amortization of GFL’s goodwill and intangible assets for the periods indicated:

				Trade name,
				definite life
			Customer lists	C of As
		Indefinite life	and municipal	and other	Non-compete
	Goodwill	C of As	contracts	licenses	agreements	Total
Cost
Balance, December 31, 2023	7,890.5	861.0	3,674.1	143.5	520.8	13,089.9
Acquisitions via business combinations	119.8	11.1	60.0	1.3	32.6	224.8
Adjustments for prior year acquisitions	33.0	—	(1.7)	—	(7.5)	23.8
Other	—	—	14.8	—	—	14.8
Disposals	(415.7)	—	(87.7)	—	—	(503.4)
Changes in foreign exchange	438.2	8.6	153.2	11.0	33.5	644.5
Balance, December 31, 2024	8,065.8	880.7	3,812.7	155.8	579.4	13,494.4

Balance, December 31, 2024	8,065.8	880.7	3,812.7	155.8	579.4	13,494.4
Acquisitions via business combinations	386.2	—	250.5	27.0	79.0	742.7
Adjustments for prior year acquisitions	14.4	—	(4.1)	(0.7)	(3.1)	6.5
Other	7.2	—	11.4	5.7	5.0	29.3
Disposals	(1,346.0)	(348.1)	(1,298.2)	(114.0)	(172.5)	(3,278.8)
Changes in foreign exchange	(232.7)	(6.2)	(71.7)	(2.6)	(15.3)	(328.5)
Balance, December 31, 2025	6,894.9	526.4	2,700.6	71.2	472.5	10,665.6

Accumulated amortization
Balance, December 31, 2023	—	—	1,759.5	38.7	344.9	2,143.1
Amortization	—	—	347.5	9.4	84.2	441.1
Disposals	—	—	(86.9)	—	—	(86.9)
Changes in foreign exchange	—	—	71.2	3.5	23.4	98.1
Balance, December 31, 2024	—	—	2,091.3	51.6	452.5	2,595.4

Balance, December 31, 2024	—	—	2,091.3	51.6	452.5	2,595.4
Amortization	—	—	206.3	12.5	43.4	262.2
Disposals	—	—	(610.7)	(46.2)	(136.8)	(793.7)
Changes in foreign exchange	—	—	(39.2)	(0.8)	(10.2)	(50.2)
Balance, December 31, 2025	—	—	1,647.7	17.1	348.9	2,013.7

Carrying amounts
At December 31, 2024	$8,065.8	$880.7	$1,721.4	$104.2	$126.9	$10,899.0
At December 31, 2025	$6,894.9	$526.4	$1,052.9	$54.1	$123.6	$8,651.9

All intangible asset amortization expense is included in cost of sales.

In assessing goodwill and indefinite life intangible assets for impairment at December 31, 2025 and 2024, GFL compared the aggregate recoverable amount of the assets included in CGUs to their respective carrying amounts.

For all CGUs, the recoverable amount was determined based on the value in use by discounting estimated future cash flows from a CGU to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. Estimated cash flow projections are based on GFL’s one-year budget and five year strategic plan. There was no impairment recorded at the CGU level as at December 31, 2025 and 2024.

The key assumptions used for both periods in determining the recoverable amount for each CGU are as follows:

●	Revenue growth rates – Growth rate of 5.50% was used for the periods covered in the financial projections and is based on historical results and expectations for the forecasted periods (5.00% for the year ended December 31, 2024).
●	Pre-tax discount rates – The pre-tax discount rate calculation is based on the specific circumstances of the CGU and range from 8.12% to 8.85% (7.69% to 8.39% for the year ended December 31, 2024).
●	Terminal growth value – The cash flows beyond the initial period are extrapolated using a growth rate of 1.60%. Rates are based on market and industry trends researched and identified by management (2.30% for the year ended December 31, 2024).
●	Capital expenditures – The cash flow forecasts for capital expenditures are based on past experience and include the ongoing capital expenditures required to maintain the business.

In all CGUs, reasonably possible changes to key assumptions would not cause the recoverable amount of each CGU to fall below the carrying value.